Federated Hermes High Income Bond Fund II
Portfolio of Investments
March 31, 2023 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—94.9%
	Aerospace/Defense—1.6%
$475,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$475,914
175,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	176,969
450,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	443,689
775,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	731,602
100,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	99,852
	TOTAL	1,928,026
	Airlines—0.2%
225,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	221,702
	Automotive—5.6%
75,000	Adient Global Holdings Ltd., Sr. Secured. Note, 144A, 7.000%, 4/15/2028	77,166
550,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	530,670
22,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	22,258
50,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	49,440
25,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	20,067
150,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	118,562
125,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	116,776
600,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	405,529
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	516,238
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	170,221
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	290,008
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	252,341
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	186,500
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	423,092
325,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	318,580
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	475,110
225,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	206,393
425,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	374,968
22,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	21,748
1,325,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,332,453
600,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	444,191
300,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	267,596
	TOTAL	6,619,907
	Building Materials—3.7%
25,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	21,380
150,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	136,736
225,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	208,575
175,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	125,105
575,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	427,688
525,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	416,817
350,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	299,688
175,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	141,268
75,000	MIWD Holdco II LLC/MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	63,483
575,000	SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	475,600
400,000	SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	338,000
375,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	301,807

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$125,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	$108,891
750,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	713,333
400,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	347,343
200,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	182,156
		TOTAL	4,307,870
		Cable Satellite—8.0%
125,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	102,354
250,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	195,796
225,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	181,410
900,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	780,750
750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	692,786
75,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	70,968
275,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	252,816
125,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	120,768
225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	155,858
325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	233,706
300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	216,591
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	222,323
475,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	250,562
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	374,138
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	223,440
250,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	226,665
225,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	168,328
50,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	28,579
275,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	181,785
575,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	306,808
175,000		DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	169,935
325,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
225,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
75,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	67,729
300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	233,545
150,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	129,000
300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	245,589
50,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	46,865
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	410,042
850,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	788,375
625,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	541,228
325,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	268,973
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	172,231
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	186,478
200,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	170,400
250,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	214,601
375,000		VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	306,328
200,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	161,054
275,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	254,046
		TOTAL	9,352,850
		Chemicals—3.0%
150,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	122,849
150,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	142,696
200,000		Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	187,980

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$425,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	$404,171
300,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	263,646
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	155,446
500,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	403,032
125,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	110,927
675,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	675,287
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	165,697
350,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	259,391
350,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	180,872
200,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	165,217
75,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	75,355
200,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	170,000
	TOTAL	3,482,566
	Construction Machinery—0.7%
425,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	372,937
75,000	Ritchie Bros Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/15/2028	77,331
75,000	Ritchie Bros Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 3/15/2031	78,695
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	150,905
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	67,478
138,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	136,828
	TOTAL	884,174
	Consumer Cyclical Services—2.6%
225,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	216,450
425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	317,732
850,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	758,413
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	112,358
100,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	98,650
325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	258,793
325,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	316,566
854,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	811,104
375,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	151,948
	TOTAL	3,042,014
	Consumer Products—2.1%
800,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	731,720
625,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	609,594
200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	175,449
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	143,911
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	330,008
275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	247,843
175,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	170,121
125,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	106,061
	TOTAL	2,514,707
	Diversified Manufacturing—1.0%
850,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	836,294
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	127,177
200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	205,556
	TOTAL	1,169,027
	Finance Companies—2.0%
375,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	317,357
125,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	121,610

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$175,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	$170,840
200,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	172,000
225,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	186,780
300,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	268,820
250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	198,744
425,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	402,721
350,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	292,728
275,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	245,009
	TOTAL	2,376,609
	Food & Beverage—1.9%
400,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	394,038
350,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	354,855
200,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	179,812
25,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	24,463
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	188,694
100,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	98,093
330,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	322,429
200,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	180,607
475,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	439,358
	TOTAL	2,182,349
	Gaming—4.0%
425,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	379,491
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	264,000
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	90,910
50,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	50,921
75,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	65,665
100,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	97,751
200,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	200,226
375,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	375,368
475,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	484,927
225,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	195,858
675,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	618,283
125,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	104,357
50,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	47,007
100,000	Raptor Acquisition Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	93,112
350,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	309,622
300,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	307,413
225,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	225,639
475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	429,246
250,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	211,366
25,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	23,724
50,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	44,507
50,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	49,625
	TOTAL	4,669,018
	Health Care—5.8%
300,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	250,092
250,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	212,330
175,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	147,454
550,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	521,625
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	201,582

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$175,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	$105,618
550,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	341,165
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	131,841
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	42,345
250,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	241,875
125,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	98,169
100,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	86,129
200,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	182,244
50,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	53,475
375,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	274,277
125,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	125,133
350,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	355,373
300,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	293,565
175,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	166,250
100,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	61,250
250,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	202,447
300,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	260,598
1,050,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	911,996
150,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	119,393
175,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	126,072
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	48,892
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	47,607
125,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	113,201
175,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	171,755
300,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	288,300
50,000	Tenet Healthcare Corp., 144A, 6.125%, 6/15/2030	49,370
500,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	479,672
25,000	Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	23,090
100,000	Tenet Healthcare Corp., Term Loan - 2nd Lien, 144A, 6.250%, 2/1/2027	98,450
	TOTAL	6,832,635
	Health Insurance—0.7%
250,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	241,115
575,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	541,155
	TOTAL	782,270
	Independent Energy—4.4%
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	69,853
13,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	13,305
125,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	110,437
175,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	169,477
98,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	119,258
175,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	164,342
25,000	Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	23,524
275,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	274,143
50,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	49,584
475,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	435,072
50,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	46,640
525,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	515,182
250,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	252,185
125,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	129,815
250,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	263,125

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$275,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	$289,874
75,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	87,305
75,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	74,775
225,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	219,336
125,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	118,617
300,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	293,859
75,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	73,612
75,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	68,463
200,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	210,990
175,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	155,272
150,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	145,605
125,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	119,395
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	48,081
100,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	98,158
125,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	110,556
50,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	47,066
200,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	210,454
250,000	Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	219,242
	TOTAL	5,226,602
	Industrial - Other—1.4%
25,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	21,653
850,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	657,467
425,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	367,251
202,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	174,758
425,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	401,797
	TOTAL	1,622,926
	Insurance - P&C—6.5%
475,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	421,000
519,567	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	475,404
275,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	237,967
600,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	584,370
1,025,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	868,010
225,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	214,993
425,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	370,812
1,725,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	1,697,017
225,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	233,436
300,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	302,539
125,000	NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	120,911
1,300,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	1,116,791
75,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	65,672
900,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	887,436
	TOTAL	7,596,358
	Leisure—0.3%
450,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	406,678
	Lodging—0.5%
100,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	84,465
75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	75,047
100,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	100,090
175,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	167,793

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Lodging—continued
$200,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	$184,435
		TOTAL	611,830
		Media Entertainment—6.5%
350,000		Audacy Capital Corp., 144A, 6.500%, 5/1/2027	25,611
350,000		Audacy Capital Corp., 144A, 6.750%, 3/31/2029	25,156
225,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	171,272
125,000	[1,3]	Diamond Sports Group LLC/Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	7,031
350,000	[1,3]	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	4,813
300,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	199,540
75,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	62,864
275,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	182,875
250,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	216,515
100,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	79,092
175,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	143,230
906,114		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	660,027
100,000		Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	94,200
100,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	86,090
450,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	388,051
275,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	260,745
900,000		Midas Opco Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	790,197
400,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	356,216
425,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	393,183
50,000		Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	41,556
325,000		Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	271,435
300,000		ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	257,542
50,000		Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	39,297
175,000		Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	120,537
250,000		Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	184,375
375,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	328,551
275,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	219,015
275,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	240,969
325,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	281,297
925,000		Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	700,216
250,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	210,291
125,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	118,293
375,000		Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	341,025
150,000		WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	133,045
		TOTAL	7,634,152
		Metals & Mining—0.4%
225,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	206,687
300,000		Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	254,635
		TOTAL	461,322
		Midstream—6.6%
175,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	164,927
400,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	383,150
475,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	447,598
275,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	269,032
400,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	384,514
250,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	254,806
125,000		Cheniere Energy Partners LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	111,372

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$175,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, Series WI, 3.250%, 1/31/2032	$144,741
125,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	116,243
175,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	166,502
250,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	215,325
125,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	125,121
275,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	239,959
75,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	63,847
325,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	270,202
375,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	363,874
275,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	250,129
200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	154,773
65,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	64,338
75,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	75,373
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	89,430
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	93,136
275,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	261,350
275,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	257,088
250,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	255,225
150,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	144,403
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	437,112
175,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	153,121
250,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	208,460
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	72,590
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	76,536
575,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	562,476
250,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	215,465
200,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	189,397
25,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	24,188
150,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	142,921
400,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	339,540
	TOTAL	7,788,264
	Oil Field Services—2.1%
200,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	192,192
700,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	687,557
175,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	167,079
175,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	161,665
50,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	49,015
100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	90,840
225,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	219,951
25,000	Transocean Titan Financial Ltd., 144A, 8.375%, 2/1/2028	25,751
425,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	406,536
425,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	413,496
	TOTAL	2,414,082
	Packaging—5.6%
622,108	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	476,659
350,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	274,209
725,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	572,322
375,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	296,029
275,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	229,350
75,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	62,135

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$100,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	$103,602
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	223,718
375,000	Bway Holding Co., 144A, 9.250%, 4/15/2027	346,875
300,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	300,272
1,200,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	1,091,916
175,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	170,601
75,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	68,721
425,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	418,731
45,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.875%, 8/15/2023	44,974
200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	200,285
75,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	75,165
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	94,094
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	101,220
500,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	462,963
175,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	173,571
375,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	359,704
425,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	387,158
	TOTAL	6,534,274
	Paper—0.5%
350,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	340,942
150,000	Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	130,077
25,000	Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	21,721
125,000	Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	119,297
	TOTAL	612,037
	Pharmaceuticals—1.9%
75,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	48,617
175,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	66,724
150,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	58,919
275,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	102,953
325,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	125,938
75,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	30,029
300,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	115,165
400,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	183,274
125,000	Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	109,966
475,000	Grifols Escrow Issuer SA, Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	389,980
350,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	322,315
51,297	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd.Note, 144A, 10.000%, 6/15/2029	28,284
450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	399,860
250,000	Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	205,749
	TOTAL	2,187,773
	Restaurant—1.7%
250,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	231,040
225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 1st Lien, 144A, 3.500%, 2/15/2029	201,665
1,100,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	944,240
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	72,924
375,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	349,087
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	72,670
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	71,733
	TOTAL	1,943,359

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—0.6%
$225,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	$219,739
200,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	179,272
150,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	131,610
50,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	35,710
75,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	52,108
75,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	64,469
	TOTAL	682,908
	Supermarkets—0.7%
625,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	544,396
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	74,618
150,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	150,533
50,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	51,348
	TOTAL	820,895
	Technology—9.0%
275,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	250,594
300,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	292,005
375,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	354,765
250,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	162,815
350,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	344,323
50,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	43,545
350,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	316,871
375,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	340,781
150,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	130,449
325,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	269,815
150,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	130,048
450,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	384,669
125,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	121,280
100,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	89,852
25,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	23,754
325,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	289,158
350,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	284,724
550,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	282,122
1,050,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	881,364
1,025,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	832,053
250,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	220,000
300,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	259,875
350,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	286,048
50,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	49,190
25,000	Open Text Corp., 144A, 6.900%, 12/1/2027	25,812
125,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	111,719
275,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	227,146
450,000	Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	398,484
325,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	169,416
475,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	182,145
600,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	473,119
75,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	69,932
406,125	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	455,549
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	180,875
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	198,430
75,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	65,692

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$625,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	$607,140
100,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	86,268
200,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	174,281
375,000		Veritas US, Inc./Veritas Bermuda Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	282,662
75,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	64,215
175,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	149,843
		TOTAL	10,562,828
		Transportation Services—0.3%
375,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	351,975
		Utility - Electric—2.7%
300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	278,646
67,000		Calpine Corp., 144A, 5.250%, 6/1/2026	65,396
325,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	274,438
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	21,620
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	21,190
175,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	160,459
650,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	592,173
50,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	40,148
425,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	340,463
300,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	278,931
50,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	49,110
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	44,913
475,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	451,846
25,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	26,303
175,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	170,153
400,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	388,730
		TOTAL	3,204,519
		Wireless Communications—0.3%
150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 2/15/2029	132,302
250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	247,027
		TOTAL	379,329
		TOTAL CORPORATE BONDS (IDENTIFIED COST $127,233,927)	111,407,835
		COMMON STOCKS—0.4%
		Cable Satellite—0.0%
545	[2,3]	Intelsat Jackson Holdings S.A.	3,406
		Independent Energy—0.0%
182	[2,3]	Ultra Resources, Inc.	0
		Media Entertainment—0.0%
7,915	[3]	iHeartMedia, Inc.	30,869
		Oil Field Services—0.3%
6,057	[2,3]	Superior Energy Services, Inc.	399,762
		Pharmaceuticals—0.1%
6,794	[3]	Mallinckrodt PLC	49,529
		TOTAL COMMON STOCKS (IDENTIFIED COST $661,244)	483,566
		FLOATING RATE LOAN—0.2%
		Independent Energy—0.2%
$202,000	[4]	Ascent Resources Utica Holdings, LLC, 2020 Fixed 2nd Lien Term Loan, 13.815% (3-month USLIBOR + 9.000%), 11/1/2025 (IDENTIFIED COST $202,000)	214,541

Principal Amount or Shares		Value
	REPURCHASE AGREEMENT—2.6%
$3,085,000	Interest in $1,896,000,000 joint repurchase agreement 4.82%, dated 3/31/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,896,761,560 on 4/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,934,696,791. (IDENTIFIED COST $3,085,000)	$3,085,000
	TOTAL INVESTMENT IN SECURITIES—98.1% (IDENTIFIED COST $131,182,171)	115,190,942
	OTHER ASSETS AND LIABILITIES - NET—1.9%[5]	2,274,669
	TOTAL NET ASSETS—100%	$117,465,611

1	Issuer in default.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$111,407,835	$0	$111,407,835
Floating Rate Loan	—	214,541	—	214,541
Equity Securities:
Common Stocks
Domestic	30,869	—	399,762	430,631
International	49,529	—	3,406	52,935
Repurchase Agreement	—	3,085,000	—	3,085,000
TOTAL SECURITIES	$80,398	$114,707,376	$403,168	$115,190,942

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind